INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Management contracts	40
Customer relationships	9
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of June 30, 2020 and December 31, 2019:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Cost	$1,207	$1,265
Accumulated amortization	(59)	(55)
Accumulated impairment losses	(66)	(48)
Balance, end of period	$1,082	$1,162

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2020 and the year ended December 31, 2019:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Balance, beginning of period	$1,162	$1,179
Acquisitions	5	9
Amortization	(5)	(12)
Impairment losses	(18)	—
Foreign currency translation	(62)	36
Reclassification to assets held for sale and other(1)	—	(50)
Balance, end of period	$1,082	$1,162
(1)Includes the impact of the deconsolidation of BSREP III investments. See Note 3, Investment Properties for further information.